Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment
Schedule of assets under finance lease

The Group contracted the following types of property, plant and equipment under finance leases at 31 December 2016:

	Thousands of Euros
	Cost	Accumulated depreciation	Carrying amount
Land and buildings	2,213	(1,421)	792
Plant and machinery	13,336	(4,784)	8,552

	15,549	(6,205)	9,344

The Group has contracted the following types of property, plant and equipment under finance leases at 31 December 2017:

	Thousands of Euros
	Cost	Accumulated depreciation	Carrying amount
Land and buildings	2,545	(815)	1,730
Plant and machinery	14,249	(6,564)	7,685

	16,794	(7,379)	9,415